BLACKROCK FUNDSSM

BlackRock U.S. Opportunities Portfolio
BlackRock Science & Technology Opportunities Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JUNE 4, 2013 TO THE

PROSPECTUS OF THE FUNDS DATED JANUARY 28, 2013

Effective June 17, 2013, the Funds’ prospectus is hereby amended as follows:

In the “Fund Overview” section for BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”), the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2002	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2013	Managing Director of BlackRock, Inc.
Nigel Hart, CFA	2013	Managing Director of BlackRock, Inc.

In the “Fund Overview” section for BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities”), the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2000	Managing Director of BlackRock, Inc.
Erin Xie, PhD	2005	Managing Director of BlackRock, Inc.
Tony Kim	2013	Managing Director of BlackRock, Inc.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of U.S. Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S. OPPORTUNITIES

U.S. Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Ian Jamieson, CFA and Nigel Hart, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of Science & Technology Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SCIENCE & TECHNOLOGY OPPORTUNITIES

Science & Technology Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Erin Xie, PhD and Tony Kim are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

In addition, the section in the prospectus captioned “Management of the Funds — Portfolio Manager Information” as it relates to U.S. Opportunities is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2002	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities equity team.
Ian Jamieson, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2013	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2004 to 2006.
Nigel Hart, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2013	Managing Director of BlackRock, Inc. since 2012; Managing Partner and Portfolio Manager of ReachCapital Management LP from 2000 to 2010.

In addition, the section in the prospectus captioned “Management of the Funds— Portfolio Manager Information” as it relates to Science & Technology Opportunities is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2000	Managing Director of BlackRock, Inc. since 1998; Head of BlackRock’s Global Opportunities equity team.
Erin Xie, PhD	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. in 2005; Senior Vice President of State Street Research & Management from 2001 to 2005.
Tony Kim	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2013	Managing Director of BlackRock, Inc. since 2013; Senior Research Analyst at Artisan Partners from 2006 to 2013.

Shareholders should retain this Supplement for future reference.